Document and Entity Information	Feb. 22, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001157601
Document Type	8-K
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	MADRIGAL PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33277
Entity Tax Identification Number	04-3508648
Entity Address, Address Line One	Four Tower Bridge
Entity Address, Address Line Two	200 Barr Harbor Drive
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	(267)
Local Phone Number	824-2827
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	MDGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false